Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Select Growth Fund, Inc.
Entity Central Index Key	0000102767
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000193015
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Institutional
Trading Symbol	VILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Select Growth Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 7.12% during the six months ended June 30, 2025.

• The Fund outperformed the S&P 500® Index driven primarily by stock selection overall.

• Contributing most positively to the Fund’s relative results was the industrials sector, wherein both an overweight and effective stock selection added value. Effective positioning in the financials and consumer staples sectors also helped. Further boosting relative results was having no exposure to consumer discretionary, the weakest sector in the S&P 500® Index during the semi-annual period.

• The Fund was hurt most significantly by stock selection in the information technology sector. Having no exposure to the strongly-performing communication services sector and an overweighted allocation to the weak health care sector also detracted.

• Among the individual stocks that contributed most positively were Fund positions in Cintas, a provider of corporate identity uniforms and related business services, and TransDigm Group, an aerospace components producer. Each enjoyed a double-digit share price gain during the six-month period, in each case due to stronger than expected operating performance. Also, not holding a position in Apple boosted the Fund’s relative results, as the information technology giant saw a double-digit share price decline during the semi-annual period.

• Among the individual stocks that detracted most from the Fund’s relative results were positions in information technology services provider Accenture and life science and clinical research company Thermo Fisher Scientific. Each experienced a double-digit share price decline during the semi-annual period due to weaker than expected operating performance. The Fund’s relative results were also dampened by not owning a position in NVIDIA, a manufacturer of semiconductors and high-end graphics processing units, which saw a double-digit share price gain during the six-month period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Institutional Class	S&P 500® Index
5/1/2020	$10,000	$10,000
4/30/2020	$10,000	$9,908
5/31/2020	$10,818	$10,380
6/30/2020	$10,862	$10,587
7/31/2020	$11,570	$11,184
8/31/2020	$12,319	$11,987
9/30/2020	$12,141	$11,532
10/31/2020	$11,776	$11,225
11/30/2020	$12,986	$12,454
12/31/2020	$13,178	$12,933
1/31/2021	$12,603	$12,802
2/28/2021	$12,694	$13,155
3/31/2021	$13,080	$13,731
4/30/2021	$13,915	$14,464
5/31/2021	$13,764	$14,565
6/30/2021	$14,276	$14,905
7/31/2021	$15,026	$15,259
8/31/2021	$15,437	$15,723
9/30/2021	$14,784	$14,992
10/31/2021	$15,949	$16,042
11/30/2021	$15,675	$15,931
12/31/2021	$16,403	$16,645
1/31/2022	$14,863	$15,784
2/28/2022	$14,230	$15,311
3/31/2022	$14,984	$15,880
4/30/2022	$13,722	$14,495
5/31/2022	$13,416	$14,522
6/30/2022	$12,646	$13,323
7/31/2022	$14,085	$14,551
8/31/2022	$13,303	$13,958
9/30/2022	$12,078	$12,672
10/31/2022	$12,888	$13,698
11/30/2022	$13,783	$14,464
12/31/2022	$13,048	$13,631
1/31/2023	$13,912	$14,487
2/28/2023	$13,557	$14,134
3/31/2023	$14,249	$14,653
4/30/2023	$14,263	$14,881
5/31/2023	$14,438	$14,946
6/30/2023	$15,248	$15,933
7/31/2023	$15,617	$16,445
8/31/2023	$15,702	$16,184
9/30/2023	$14,938	$15,412
10/31/2023	$14,641	$15,088
11/30/2023	$16,381	$16,466
12/31/2023	$17,147	$17,214
1/31/2024	$17,636	$17,503
2/29/2024	$18,437	$18,438
3/31/2024	$18,501	$19,031
4/30/2024	$17,552	$18,254
5/31/2024	$17,829	$19,159
6/30/2024	$18,481	$19,846
7/31/2024	$18,971	$20,088
8/31/2024	$19,737	$20,575
9/30/2024	$19,900	$21,014
10/31/2024	$19,326	$20,824
11/30/2024	$20,562	$22,046
12/31/2024	$19,289	$21,521
1/31/2025	$20,184	$22,120
2/28/2025	$20,107	$21,831
3/31/2025	$19,498	$20,601
4/30/2025	$19,811	$20,462
5/31/2025	$20,640	$21,749
6/30/2025	$20,662	$22,856

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	11.80%	13.73%	15.07%
S&P 500® Index	15.16%	16.64%	17.34%

Performance Inception Date	May 01, 2020
AssetsNet	$ 433,511,678
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$433,511,678
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.7%
Cash & Other Assets - Net	2.3%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Materials	1.4%
Consumer Staples	6.1%
Healthcare	15.2%
Financials	20.4%
Industrials	25.9%
Information Technology	31.0%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

TransDigm Group, Inc.	7.2%
Cintas Corp.	6.4%
Costco Wholesale Corp.	6.0%
ServiceNow, Inc.	5.6%
Intercontinental Exchange, Inc.	4.9%
Trane Technologies PLC	4.8%
Intuit, Inc.	4.8%
Stryker Corp.	4.8%
Cadence Design Systems, Inc.	4.8%
Motorola Solutions, Inc.	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020639
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Investor
Trading Symbol	VALSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Select Growth Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 6.99% during the six months ended June 30, 2025.

• The Fund outperformed the S&P 500® Index driven primarily by stock selection overall.

• Contributing most positively to the Fund’s relative results was the industrials sector, wherein both an overweight and effective stock selection added value. Effective positioning in the financials and consumer staples sectors also helped. Further boosting relative results was having no exposure to consumer discretionary, the weakest sector in the S&P 500® Index during the semi-annual period.

• The Fund was hurt most significantly by stock selection in the information technology sector. Having no exposure to the strongly-performing communication services sector and an overweighted allocation to the weak health care sector also detracted.

• Among the individual stocks that contributed most positively were Fund positions in Cintas, a provider of corporate identity uniforms and related business services, and TransDigm Group, an aerospace components producer. Each enjoyed a double-digit share price gain during the six-month period, in each case due to stronger than expected operating performance. Also, not holding a position in Apple boosted the Fund’s relative results, as the information technology giant saw a double-digit share price decline during the semi-annual period.

• Among the individual stocks that detracted most from the Fund’s relative results were positions in information technology services provider Accenture and life science and clinical research company Thermo Fisher Scientific. Each experienced a double-digit share price decline during the semi-annual period due to weaker than expected operating performance. The Fund’s relative results were also dampened by not owning a position in NVIDIA, a manufacturer of semiconductors and high-end graphics processing units, which saw a double-digit share price gain during the six-month period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Investor Class	S&P 500® Index
06/15	$10,000	$10,000
07/15	$10,202	$10,210
08/15	$9,665	$9,594
09/15	$9,373	$9,356
10/15	$9,960	$10,145
11/15	$10,014	$10,176
12/15	$9,799	$10,015
01/16	$9,291	$9,518
02/16	$9,338	$9,505
03/16	$9,979	$10,150
04/16	$9,992	$10,189
05/16	$10,175	$10,372
06/16	$10,253	$10,399
07/16	$10,510	$10,783
08/16	$10,565	$10,798
09/16	$10,507	$10,800
10/16	$10,250	$10,603
11/16	$10,507	$10,996
12/16	$10,485	$11,213
01/17	$10,753	$11,426
02/17	$11,208	$11,879
03/17	$11,223	$11,893
04/17	$11,574	$12,015
05/17	$11,870	$12,184
06/17	$11,802	$12,260
07/17	$11,979	$12,512
08/17	$11,986	$12,551
09/17	$12,160	$12,810
10/17	$12,416	$13,109
11/17	$12,767	$13,511
12/17	$12,825	$13,661
01/18	$13,476	$14,443
02/18	$13,050	$13,911
03/18	$13,031	$13,557
04/18	$12,930	$13,609
05/18	$13,313	$13,937
06/18	$13,565	$14,023
07/18	$14,123	$14,544
08/18	$14,681	$15,018
09/18	$14,894	$15,104
10/18	$13,608	$14,072
11/18	$14,154	$14,358
12/18	$13,003	$13,062
01/19	$14,091	$14,109
02/19	$14,941	$14,562
03/19	$15,440	$14,845
04/19	$15,982	$15,446
05/19	$15,632	$14,464
06/19	$16,699	$15,483
07/19	$16,844	$15,706
08/19	$16,985	$15,457
09/19	$16,865	$15,746
10/19	$16,963	$16,087
11/19	$17,574	$16,671
12/19	$17,761	$17,175
01/20	$18,345	$17,168
02/20	$16,935	$15,755
03/20	$14,763	$13,809
04/20	$16,625	$15,579
05/20	$17,980	$16,321
06/20	$18,044	$16,645
07/20	$19,216	$17,584
08/20	$20,453	$18,848
09/20	$20,151	$18,132
10/20	$19,545	$17,650
11/20	$21,552	$19,582
12/20	$21,868	$20,334
01/21	$20,905	$20,129
02/21	$21,057	$20,684
03/21	$21,687	$21,590
04/21	$23,064	$22,742
05/21	$22,813	$22,901
06/21	$23,659	$23,436
07/21	$24,895	$23,993
08/21	$25,566	$24,722
09/21	$24,487	$23,572
10/21	$26,406	$25,224
11/21	$25,945	$25,049
12/21	$27,150	$26,172
01/22	$24,593	$24,817
02/22	$23,547	$24,074
03/22	$24,781	$24,968
04/22	$22,694	$22,791
05/22	$22,178	$22,833
06/22	$20,903	$20,948
07/22	$23,278	$22,879
08/22	$21,983	$21,946
09/22	$19,957	$19,925
10/22	$21,292	$21,538
11/22	$22,755	$22,742
12/22	$21,538	$21,432
01/23	$22,962	$22,778
02/23	$22,370	$22,223
03/23	$23,509	$23,038
04/23	$23,524	$23,398
05/23	$23,809	$23,500
06/23	$25,136	$25,053
07/23	$25,743	$25,857
08/23	$25,877	$25,446
09/23	$24,611	$24,232
10/23	$24,116	$23,723
11/23	$26,979	$25,889
12/23	$28,239	$27,066
01/24	$29,031	$27,520
02/24	$30,350	$28,990
03/24	$30,441	$29,923
04/24	$28,883	$28,700
05/24	$29,328	$30,124
06/24	$30,391	$31,204
07/24	$31,199	$31,584
08/24	$32,444	$32,350
09/24	$32,708	$33,041
10/24	$31,760	$32,742
11/24	$33,788	$34,664
12/24	$31,684	$33,837
01/25	$33,148	$34,780
02/25	$33,020	$34,326
03/25	$32,004	$32,392
04/25	$32,517	$32,172
05/25	$33,872	$34,197
06/25	$33,899	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	11.54%	13.44%	12.98%
S&P 500® Index	15.16%	16.64%	13.65%

AssetsNet	$ 433,511,678
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$433,511,678
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.7%
Cash & Other Assets - Net	2.3%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Materials	1.4%
Consumer Staples	6.1%
Healthcare	15.2%
Financials	20.4%
Industrials	25.9%
Information Technology	31.0%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

TransDigm Group, Inc.	7.2%
Cintas Corp.	6.4%
Costco Wholesale Corp.	6.0%
ServiceNow, Inc.	5.6%
Intercontinental Exchange, Inc.	4.9%
Trane Technologies PLC	4.8%
Intuit, Inc.	4.8%
Stryker Corp.	4.8%
Cadence Design Systems, Inc.	4.8%
Motorola Solutions, Inc.	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com